INCOME TAXES (Details Textual) (USD $)	9 Months Ended		12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Sep. 30, 2013	Sep. 30, 2012
Effective Income Tax Rate Reconciliation, State and Local Income Taxes, Percent	25.00%	25.00%	25.00%	25.00%
Net Operating Loss	$ 706,000	$ 70,000	$ 342,725	$ 265,000
Operating Loss Carryforwards Expiration Period	20 years		20 years